EQUITY	12 Months Ended
Dec. 31, 2012
EQUITY [Text Block]
15.	EQUITY

(a) Issuance of new shares

On January 12, 2010, the Company issued 826,017 shares of common stock to certain purchasers at $12.3 per share, for the purpose of funding the Company with working capital. The purchasers also received from the Company additional warrants to purchase an aggregate of 406,504 shares of common stock at an exercise price of $12.3. The warrants expired 45 days after the initial issuance date.

On January 12, 2010 and September 25, 2010, the Company granted 106,681 and 125,000 shares, respectively of the Company’s common stocks as compensation under the Equity Incentive Plan. (see (c) below).

On January 21, 2010, warrants to purchase 20,625 shares of common stock were exercised at an exercise price of $12.3 per share.

On February 8, 2011, the Company issued 125,000 shares of common stock to eligible employees in connection with the Equity Incentive Plan (see (c) below).

On May 3, 2011, upon achievement of 2010 earn out targets, the Company issued 165,289 shares of common stock valued at $1.7 million in connection with the acquisition of Huipu.

On August 16, 2011, the Company issued a total of 925,926 shares of the Company’s common stock at a conversion price of $5.4 per share upon conversion of the $5 million shareholder’s loan.

On August 30, 2011, the Company waived the requirement for earn out targets by Huipu for fiscal years 2011 and 2012 and issued 344,353 shares of the Company’s common stock valued at $964,000 in connection with the acquisition of Huipu.

(b) Repurchase of common shares

On September 16, 2011, the Company announced a $5 million share repurchase program. The amount, timing and extent of any repurchases was dependent on market conditions, the trading price of the Company’s common stock and other factors and it was subject to restrictions relating to volume, price and timing under applicable law, including Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended.

On March 15, 2012, the Company announced that its Board of Directors approved the termination of the share repurchase plan. At the same time, the Company chairman and CEO, Mr. Lin, entered into a new $2 million purchase plan. Mr. Lin also agreed to purchase 1,084,895 shares in a private transaction outside the purchase plan at a purchase price per share of $1.20.

Before the termination of repurchase plan, during years ended December 31, 2012 and 2011, a net total of 223,604 and 357,627 shares of the Company’s common stock were repurchased in accordance with the program at a cost of $315,577 and $684,046, respectively.

(c) Stock-based compensation

Effective September 13, 2007, the Board of Directors of the Company adopted the China Information Technology, Inc. 2007 Equity Incentive Plan (the “Plan”). The Plan provides for grants of stock options, stock appreciation rights, performance units, restricted stock, restricted stock units and performance shares. A total of 4,000,000 shares of the Company’s common stock may be issued pursuant to awards granted under the Plan.

On January 12, 2010, the Company granted eligible employees a total of 106,681 shares of the Company’s common stock as compensation under the Plan. The fair value of these shares of approximately $634,752 was based on the quoted market price was recognized as stock-based for the year ended December 31, 2010.

On September 25, 2010, the Company granted eligible employees a total of 125,000 shares of the Company’s common stock as compensation under the Plan. The fair value of these shares of approximately $1.13 million based on the quoted market price was recognized as stock-based compensation for the year ended December 31, 2010.

On February 8, 2011, the Company granted eligible employees a total of 125,000 shares of the Company’s common stock as compensation under the Plan. The fair value of these shares of approximately $1.10 million, based on the quoted market price, was accrued as of December 31, 2010 as the compensation was for services provided in 2010.